Environment (Details Textual)	12 Months Ended
Dec. 31, 2018
Industrial waste water treatment [Member]
Disclosure of Environment [Line Items]
Percentage of distribution of environmental costs	51.64%
Solid industrial residues [Member]
Disclosure of Environment [Line Items]
Percentage of distribution of environmental costs	33.31%
Gas emission expenses [Member]
Disclosure of Environment [Line Items]
Percentage of distribution of environmental costs	1.05%
Other environmental expenses [Member]
Disclosure of Environment [Line Items]
Percentage of distribution of environmental costs	14.00%